Label	Element	Value
CRM All Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CRM MUTUAL FUND TRUST

CRM Large Cap Opportunity Fund

CRM All Cap Value Fund

Supplement Dated June 24, 2019

to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information

Dated October 26, 2018

This document should be read together with the Summary Prospectus, Prospectus or Statement of Additional Information (“SAI”), as applicable.

The Summary Prospectus, Prospectus and SAI are supplemented with the following information, which supersedes any contrary information:

COMPLETION OF REORGANIZATION OF CRM LARGE CAP OPPORTUNITY FUND

On June 20, 2019, shareholders of CRM Large Cap Opportunity Fund approved the reorganization of CRM Large Cap Opportunity Fund with and into CRM All Cap Value Fund. The reorganization was completed as of the close of business on June 21, 2019 and CRM Large Cap Opportunity Fund was dissolved. Accordingly, all references to CRM Large Cap Opportunity Fund are removed in their entirety from the Prospectus and SAI.

CHANGES TO INVESTMENT ADVISORY FEE AND EXPENSE CAPS FOR CRM ALL CAP VALUE FUND

Effective as of the close of business on June 21, 2019, CRM All Cap Value Fund’s investment advisory fee is reduced to 0.70% of the Fund’s average daily net assets. In addition, effective as of the close of business on June 21, 2019, the Fund’s contractual expense caps are reduced to 1.45% of the average daily net assets of Investor Shares of the Fund and 1.20% of the average daily net assets of Institutional Shares of the Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	CRM All Cap Value Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The Annual Fund Operating Expenses table in the section titled “Fund Summaries - CRM All Cap Value Fund – Fees and Expenses” is replaced with the following table:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 01, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Expense Example table in the section titled “Fund Summaries - CRM All Cap Value Fund – Fees and Expenses” is replaced with the following table:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
CRM All Cap Value Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Miscellaneous Expenses	rr_Component3OtherExpensesOverAssets	0.66%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.91%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%	[2]
Fee Waiver & Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver & Expense Reimbursement	rr_NetExpensesOverAssets	1.46%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	495
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	866
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,908
CRM All Cap Value Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Miscellaneous Expenses	rr_Component3OtherExpensesOverAssets	0.66%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.66%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[2]
Fee Waiver & Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver & Expense Reimbursement	rr_NetExpensesOverAssets	1.21%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	735
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,632

[1]	Restated to reflect current fees.
[2]	The Adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses, exceed 1.45% and 1.20% of average daily net assets of Investor Shares and Institutional Shares, respectively. These expense limitations are in effect until November 1, 2020. Prior to that date, the arrangement may be terminated for a class only by the vote of the Board of Trustees of the Fund.